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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:    3/31/10
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Jeffrey Rubin        Westport, CT                      5/11/10
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:      $176,000
                                         -------------------
                                             (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

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
                                   FORM 13F INFORMATION TABLE - BIRINYI ASSOCIATES 3/31/2010

               COLUMN 1                  COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6        COLUMN 8
                                                                         -----------------------              VOTING AUTHORITY
               NAME OF                                           VALUE   SHRS OR                 INVESTMENT -------------------
                ISSUER                TITLE OF CLASS   CUSIP   (X $1000) PRN AMT SH/PRN PUT/CALL DISCRETION   SOLE  SHARED NONE
------------------------------------- -------------- --------- --------- ------- ------ -------- ---------- ------- ------ ----
Altria Group Inc                       Common Stock  02209S103  $   710   34,600                    SOLE     34,600
Amazon.com Inc                         Common Stock  023135106  $ 1,629   12,000                    SOLE     12,000
American Express Co                    Common Stock  025816109  $ 1,104   26,750                    SOLE     26,750
Amgen Inc                              Common Stock  031162100  $   349    5,827                    SOLE      5,827
Annaly Capital Management Inc              REIT      035710409  $ 1,306   76,000                    SOLE     76,000
Apple Inc                              Common Stock  037833100  $11,369   48,380                    SOLE     48,380
AT&T Inc                               Common Stock  00206R102  $   284   11,000                    SOLE     11,000
B&G Foods Inc                          Common Stock  05508R106  $   543   51,800                    SOLE     51,800
Baidu Inc/China                            ADR       056752108  $ 1,313    2,200                    SOLE      2,200
Barrick Gold Corp                      Common Stock  067901108  $   594   15,500                    SOLE     15,500
Berkshire Hathaway Inc                 Common Stock  084670108  $   487        4                    SOLE          4
Berkshire Hathaway Inc                 Common Stock  084670702  $   228    2,800                    SOLE      2,800
BlackRock Inc                          Common Stock  09247X101  $ 1,797    8,250                    SOLE      8,250
BP Prudhoe Bay Royalty Trust           Royalty Trst  055630107  $ 1,284   13,000                    SOLE     13,000
Caterpillar Inc                        Common Stock  149123101  $ 1,257   20,000                    SOLE     20,000
Chevron Corp                           Common Stock  166764100  $ 1,447   19,079                    SOLE     19,079
Chipotle Mexican Grill Inc             Common Stock  169656105  $   451    4,000                    SOLE      4,000
Citigroup Inc                          Common Stock  172967101  $   304   75,000                    SOLE     75,000
CME Group Inc                          Common Stock  12572Q105  $ 3,145    9,948                    SOLE      9,948
Coca-Cola Co/The                       Common Stock  191216100  $ 1,018   18,500                    SOLE     18,500
Compass Diversified Holdings           Common Stock  20451Q104  $   839   55,000                    SOLE     55,000
Consolidated Edison Inc                Common Stock  209115104  $ 1,689   37,925                    SOLE     37,925
Deere & Co                             Common Stock  244199105  $   375    6,300                    SOLE      6,300
EI du Pont de Nemours & Co             Common Stock  263534109  $   834   22,400                    SOLE     22,400
Energy Select Sector SPDR Fund             ETP       81369Y506  $   532    9,250                    SOLE      9,250
Enerplus Resources Fund                    Unit      29274D604  $ 3,579  150,950                    SOLE    150,950
Exxon Mobil Corp                       Common Stock  30231G102  $ 5,787   86,400                    SOLE     86,400
Financial Select Sector SPDR Fund          ETP       81369Y605  $   239   15,000                    SOLE     15,000
Ford Motor Co                          Common Stock  345370860  $ 1,007   80,100                    SOLE     80,100
Freeport-McMoRan Copper & Gold Inc     Common Stock  35671D857  $   426    5,100                    SOLE      5,100
General Electric Co                    Common Stock  369604103  $ 4,757  261,400                    SOLE    261,400
General Mills Inc                      Common Stock  370334104  $   708   10,000                    SOLE     10,000
Goldman Sachs Group Inc/The            Common Stock  38141G104  $ 9,424   55,228                    SOLE     55,228
Google Inc                             Common Stock  38259P508  $15,770   27,807                    SOLE     27,807
Infosys Technologies Ltd                   ADR       456788108  $   308    5,235                    SOLE      5,235
International Business Machines Corp   Common Stock  459200101  $ 3,859   30,086                    SOLE     30,086
JM Smucker Co/The                      Common Stock  832696405  $   497    8,250                    SOLE      8,250
Johnson & Johnson                      Common Stock  478160104  $   215    3,300                    SOLE      3,300
JPMorgan Chase & Co                    Common Stock  46625H100  $ 1,208   27,000                    SOLE     27,000
Kimberly-Clark Corp                    Common Stock  494368103  $   849   13,500                    SOLE     13,500
Kraft Foods Inc                        Common Stock  50075N104  $   354   11,716                    SOLE     11,716
Las Vegas Sands Corp                   Common Stock  517834107  $   200    9,450                    SOLE      9,450
Mastercard Inc                         Common Stock  57636Q104  $ 2,317    9,124                    SOLE      9,124
McDonald's Corp                        Common Stock  580135101  $ 5,125   76,807                    SOLE     76,807
Microsoft Corp                         Common Stock  594918104  $   545   18,600                    SOLE     18,600
Neomedia Technologies Inc              Common Stock  640505103  $     0   10,000                    SOLE     10,000
NVR Inc                                Common Stock  62944T105  $   436      600                    SOLE        600
Occidental Petroleum Corp              Common Stock  674599105  $   211    2,500                    SOLE      2,500
Oil Services Holders Trust                 ETP       678002106  $ 4,089   33,600                    SOLE     33,600
Overseas Shipholding Group Inc         Common Stock  690368105  $ 1,681   42,850                    SOLE     42,850
PetroChina Co Ltd                          ADR       71646E100  $ 1,289   11,000                    SOLE     11,000
Petroleo Brasileiro SA                     ADR       71654V408  $   490   11,000                    SOLE     11,000
Philip Morris International Inc        Common Stock  718172109  $ 4,045   77,550                    SOLE     77,550
Potash Corp of Saskatchewan Inc        Common Stock  73755L107  $   609    5,100                    SOLE      5,100
priceline.com Inc                      Common Stock  741503403  $ 1,989    7,800                    SOLE      7,800
Procter & Gamble Co/The                Common Stock  742718109  $ 1,398   22,100                    SOLE     22,100
Rio Tinto PLC                              ADR       767204100  $   331    5,600                    SOLE      5,600
Rydex S&P Equal Weight ETF                 ETP       78355W106  $   851   20,000                    SOLE     20,000
Schlumberger Ltd                       Common Stock  806857108  $ 1,967   31,000                    SOLE     31,000
SPDR Dow Jones Industrial Average ETF
Trust                                      ETP       78467X109  $ 4,181   38,500                    SOLE     38,500
SPDR S&P 500 ETF Trust                     ETP       78462F103  $43,717  373,646                    SOLE    373,646
Toyota Motor Corp                          ADR       892331307  $   201    2,500                    SOLE      2,500
Transocean Ltd                         Common Stock  B3KFWW1    $   669    7,750                    SOLE      7,750
United States Steel Corp               Common Stock  912909108  $ 5,488   86,400                    SOLE     86,400
United Technologies Corp               Common Stock  913017109  $   957   13,000                    SOLE     13,000
Verizon Communications Inc             Common Stock  92343V104  $ 3,708  119,550                    SOLE    119,550
Wal-Mart Stores Inc                    Common Stock  931142103  $ 4,720   84,900                    SOLE     84,900
Wells Fargo & Co                       Common Stock  949746101  $   851   27,350                    SOLE     27,350
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